Payments, by Project - 12 months ended Dec. 31, 2023 - USD ($)	Taxes		Royalties	Fees	Bonuses		Total Payments
Total	$ 4,465,455,067		$ 2,279,528,390	$ 125,537,165	$ 6,206,186		$ 6,876,726,808
RINCON - ARGENTINA [Member]
Total	9,640,374						9,640,374
PILBARA - WESTERN AUSTRALIA [Member]
Total	4,393,881,619	[1]	2,045,564,522	1,186,355			6,440,632,496
DAMPIER SALT - AUSTRALIA [Member]
Total	6,939,703		2,465,308				9,405,011
GOVE - AUSTRALIA [Member]
Total			32,478,995	6,609,036			39,088,031
WEIPA INCLUDING AMRUN - AUSTRALIA [Member]
Total	42,632,575	[1]	86,752,589	2,500,730			131,885,894
WINU - AUSTRALIA [Member]
Total	(16,015,557)	[2]					(16,015,557)
EXPLORATION - AUSTRALIA [Member]
Total	(22,566,983)	[2]					(22,566,983)
HEAD OFFICE / NON-EXTRACTIVE AUSTRALIA [Member]
Total	(286,901,086)	[2]					(286,901,086)
IRON ORE COMPANY OF CANADA [Member]
Total	207,123,961			14,227,153			221,351,114
DIAVIK - CANADA [Member]
Total	22,378,521			9,308,763			31,687,284
RIO TINTO FER ET TITANE - CANADA [Member]
Total	2,471,245			814,563			3,285,808
QIT MADAGASCAR MINERALS [Member]
Total	950,386		3,527,727				4,478,113
OYU TOLGOI - MONGOLIA [Member]
Total	42,912,522		90,462,825	10,127,855	$ 6,206,186	[3]	149,709,388
EXPLORATION - PERU [Member]
Total				28,390,444			28,390,444
KENNECOTT UTAH COPPER - US [Member]
Total	7,836,443	[4]	11,379,981	43,835,344			63,051,768
RESOLUTION COPPER - US [Member]
Total	(18,320,498)	[4]		452,368			(17,868,130)
US BORAX [Member]
Total	21,045,097	[4]		$ 8,084,553			29,129,650
EXPLORATION - US [Member]
Total	(7,998,978)	[4]					(7,998,978)
RICHARDS BAY MINERALS - SOUTH AFRICA [Member]
Total	$ 59,445,724		$ 6,896,443				$ 66,342,167

[1]	Project amount includes payments / refunds between entities within tax groups where final payments to government are paid by the head / representative entity on behalf of the tax group.
[2]
Project amount includes payments / refunds between entities within tax groups where final payments to government are paid by the head / representative entity on behalf of the tax group. This does not represent an actual refund from the Australian Tax Office.

[3]	Bonuses includes amounts paid under Oyu Tolgoi LLC's Communities Co-operation Agreement.
[4]
Project amount includes payments / refunds between entities within tax groups where final payments to government are paid by the head / representative entity on behalf of the tax group. Overall there was a net refund from the IRS in the year.